Key developments - Kensington litigation settlement (Details) - USD ($) $ in Thousands		1 Months Ended
	Mar. 28, 2024	Mar. 31, 2025	Apr. 30, 2024
Kensington
Key Developments
Consideration received	$ 6,750	$ 3,750	$ 3,000